May 19, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:       Montage Managers Trust: Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of our client, Montage Managers Trust (the “Fund”), we are filing the Fund’s initial Registration Statement on Form N-2 under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended.

Please contact me at (202) 373-6095 with your questions or comments.

Sincerely,

/s/ Abigail Bertumen
Abigail Bertumen